Risk Management - Summary of Fair Value Measurement of Instruments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Financial assets, category | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		₩ 2,115,754	₩ 2,406,354
Fair value		2,115,754	2,406,354
Financial assets, category | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		15,327,366	14,676,310
Fair value		15,327,366	14,676,310
Financial assets at fair value through other comprehensive income | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		435,107	358,559
Fair value		435,107	358,559
Derivative financial instruments, assets | Not Designated as Hedging Instrument | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		443,027	110,764
Fair value		443,027	110,764
Derivative financial instruments, assets | Designated as Hedging Instrument | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		204,756	55,649
Fair value		204,756	55,649
Financial assets at fair value through profit or loss | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		1,032,864	1,881,382
Fair value		1,032,864	1,881,382
Financial assets at amortized cost | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		25,273	14,422
Fair value		25,273	14,422
Loans and receivables | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		909,071	790,162
Fair value		909,071	790,162
Long-term financial instruments | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		450,494	578,621
Fair value		450,494	578,621
Short-term financial instruments | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		1,278,014	1,483,482
Fair value		1,278,014	1,483,482
Trade receivables | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		10,029,276	9,780,039
Fair value		10,029,276	9,780,039
Cash and Cash Equivalents | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		2,635,238	2,029,584
Fair value		2,635,238	2,029,584
Liabilities | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		78,031	365,119
Fair value		78,031	365,119
Liabilities | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		94,679,437	82,461,514
Fair value		90,067,938	87,398,465
Derivative Financial Instruments, Liabilities | Not Designated as Hedging Instrument | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		56,256	157,926
Fair value		56,256	157,926
Derivative Financial Instruments, Liabilities | Designated as Hedging Instrument | At fair value
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		21,775	207,193
Fair value		21,775	207,193
Secured borrowings | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		176,358	63,614
Fair value		176,358	63,614
Unsecured bond | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		73,881,671	64,607,401
Fair value		69,803,043	68,839,316
Lease liabilities | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		4,410,503	4,621,096
Fair value		4,410,503	4,621,096
Unsecured borrowings | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		6,471,484	4,808,206
Fair value		5,938,613	5,513,242
Trade and other payables | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value	[1]	9,739,421	8,115,837
Fair value	[1]	9,739,421	8,115,837
Bank overdraft | At amortized cost
Disclosure Of Fair Value Measurement Of Instruments [Line Items]
Book value		0	245,360
Fair value		₩ 0	₩ 245,360

[1]	Excludes lease liabilities.